Events after the Reporting Period - Narrative (Details) € in Millions, S/ in Millions, $ in Millions							12 Months Ended
	Feb. 24, 2025 EUR (€)	Feb. 24, 2025 USD ($)	Feb. 14, 2025 EUR (€) peruvianNuevoSolPerEur	Jan. 17, 2025 EUR (€)	Jan. 13, 2025 EUR (€) extension	Jan. 10, 2025 EUR (€)	Dec. 31, 2024 EUR (€) yr	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) yr	Feb. 14, 2025 PEN (S/)	Jan. 16, 2025 EUR (€)	Jan. 15, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures							€ 1,140	€ 1,910	€ 3,541
Contractual limit amount							84,933	81,097
Accumulated contribution of translation differences							(21,279)	(20,686)	€ (20,723)
Argentina
Disclosure of non-adjusting events after reporting period [line items]
Net assets							€ 1,175	1,149
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest (as a percent)							100.00%
Accumulated contribution of translation differences							€ 1,107	€ 2,006
TLH Holdco, S.L.U. Holding company
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest (as a percent)							100.00%
Sale of shares | Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares transferred	1	1
Consideration received	€ 1,189	$ 1,245
Credit Facility Due Aug 2026 | Loans and other debts
Disclosure of non-adjusting events after reporting period [line items]
Contractual limit amount			€ 394							S/ 1,549
Credit Facility Due Aug 2026 | Loans and other debts | Telefónica Peru
Disclosure of non-adjusting events after reporting period [line items]
Contractual limit amount credit facility			€ 394							S/ 1,549
Average foreign exchange rate | peruvianNuevoSolPerEur			3.93
Credit facility term			18 months
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Sustainable Syndicated due Jan 13, 2029 | Loans and other debts
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures						€ 750
Telefónica, S.A.
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							€ 32,704
Telefónica, S.A. | Sustainable Syndicated due Jan 13, 2029
Disclosure of non-adjusting events after reporting period [line items]
Contractual limit amount							5,500
Borrowings							€ 0
Telefónica, S.A. | Sustainable Syndicated due Jan 13, 2029 | Loans and other debts
Disclosure of non-adjusting events after reporting period [line items]
Contractual limit amount credit facility					€ 5,500
Borrowings, number of extensions | extension					2
Borrowings, term extension					1 year
Telefónica, S.A. | Bilateral Loan Due January 15 2035 | Loans and other debts
Disclosure of non-adjusting events after reporting period [line items]
Contractual limit amount												€ 125
Borrowings												€ 0
Telefónica Emisiones, S.A.U. | Loans and other debts
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures				€ 1,250
Debt instruments issued											€ 1,000
Telefónica Emisiones, S.A.U. | Loans and other debts | Fixed interest rate
Disclosure of non-adjusting events after reporting period [line items]
Annual Fix											3.724%
Telefónica Peru
Disclosure of non-adjusting events after reporting period [line items]
Number of years in processing lawsuits, tax litigation | yr							20		20
TLH Holdco, S.L.U. Holding company | Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest (as a percent)							99.99963%